Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2025				March 31, 2024
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
	$	$	$	$	$	$	$	$
Owned assets
Land	43,937	—	—	43,937	43,914	—	—	43,914
Buildings	242,939	(111,596)	—	131,343	242,052	(97,885)	(300)	143,867
Construction in progress	27,153	—	—	27,153	26,330	—	(645)	25,685
Computer software & equipment	31,963	(30,767)	—	1,196	31,333	(30,135)	—	1,198
Furniture & fixtures	7,614	(6,619)	—	995	7,900	(6,444)	—	1,456
Production & other equipment	152,406	(116,087)	(129)	36,190	154,042	(106,370)	(202)	47,470
Total owned assets	506,012	(265,069)	(129)	240,814	505,571	(240,834)	(1,147)	263,590

Right-of-use leased assets
Land	13,494	(1,865)	—	11,629	13,890	(1,601)	—	12,289
Buildings	34,801	(18,846)	(567)	15,388	37,252	(16,640)	(2,512)	18,100
Production & other equipment	5,466	(5,190)	—	276	5,290	(4,945)	—	345
Total right-of-use lease assets	53,761	(25,901)	(567)	27,293	56,432	(23,186)	(2,512)	30,734
Total property, plant and equipment	559,773	(290,970)	(696)	268,107	562,003	(264,020)	(3,659)	294,324

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, March 31, 2024	Additions	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$	$	$
Owned assets
Land	43,914	—	—	—	—	—	23	43,937
Buildings	143,867	1,093	—	(789)	(12,622)	—	(206)	131,343
Construction in progress	25,685	12,929	—	(11,489)	—	—	28	27,153
Computer software & equipment	1,198	619	—	(28)	(593)	—	—	1,196
Furniture & fixtures	1,456	69	(13)	(105)	(439)	—	27	995
Production & other equipment	47,470	960	(323)	(1,406)	(10,495)	(129)	113	36,190
Total owned assets	263,590	15,670	(336)	(13,817)	(24,149)	(129)	(15)	240,814

Right-of-use leased assets
Land	12,289	—	—	(396)	(264)	—	—	11,629
Buildings	18,100	7,406	(562)	(6,475)	(2,773)	(567)	259	15,388
Production & other equipment	345	203	—	(25)	(259)	—	12	276
Total right-of-use lease assets	30,734	7,609	(562)	(6,896)	(3,296)	(567)	271	27,293
Total property, plant and equipment	294,324	23,279	(898)	(20,713)	(27,445)	(696)	256	268,107
(1)Includes reclassification of construction in progress cost when associated projects are complete, transfers to assets held for sale, and remeasurement of right-of-use assets. (Note 8).

	Balance, March 31, 2023	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2024
	$	$	$	$	$	$	$	$	$
Owned assets
Land	50,257	—	1,497	—	(7,779)	—	—	(61)	43,914
Real estate	151,623	1,168	—	(212)	3,435	(12,397)	(300)	550	143,867
Construction in progress	25,618	10,239	—	(2,137)	(7,760)	(145)	(645)	515	25,685
Computer software & equipment	1,723	313	—	(26)	(12)	(797)	—	(3)	1,198
Furniture & fixtures	1,796	407	—	(11)	159	(883)	—	(12)	1,456
Production & other equipment	57,849	3,026	—	(1,232)	4,340	(16,325)	(202)	14	47,470
Total owned assets	288,866	15,153	1,497	(3,618)	(7,617)	(30,547)	(1,147)	1,003	263,590

Right-of-use leased assets
Land	12,545	—	—	—	—	(255)	—	(1)	12,289
Real estate	20,953	5,232	298	(2,355)	(388)	(3,098)	(2,512)	(30)	18,100
Production & other equipment	605	87	—	(68)	—	(277)	—	(2)	345
Total right-of-use lease assets	34,103	5,319	298	(2,423)	(388)	(3,630)	(2,512)	(33)	30,734
Total property, plant and equipment	322,969	20,472	1,795	(6,041)	(8,005)	(34,177)	(3,659)	970	294,324
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 8).